Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Facility Lease Obligations

The Company operates seventeen branches, three branches are under operating leases and fourteen branches are owned. The contractual expiration range on the remaining three leases is between the years 2018 and 2022.

The following table summarizes the contractual rent payments expected in future years:

(In thousands)	2017	2018	2019	2020	2021	Thereafter	Total
Operating lease rental payments	$290	$203	$169	$132	$136	$70	$1,000

Rent expense totaled $417 thousand for 2016 and $732 thousand for 2015.  The Company currently accounts for all of its leases as operating leases.  The annual rent is increased each year beginning January 1, 2017 by the increase in the Consumer Price Index (“CPI”) for the New York Metropolitan area (not to exceed 1.5 percent). In March 2016, the Company purchased its headquarters for $4.1 million.

Litigation

The Company may, in the ordinary course of business, become a party to litigation involving collection matters, contract claims and other legal proceedings relating to the conduct of its business.  In the best judgment of management, based upon consultation with counsel, the consolidated financial position and results of operations of the Company will not be affected materially by the final outcome of any pending legal proceedings or other contingent liabilities and commitments.

Commitments to Borrowers

Commitments to extend credit are legally binding loan commitments with set expiration dates.  They are intended to be disbursed, subject to certain conditions, upon the request of the borrower.  The Company was committed to advance approximately $181.1 million to its borrowers as of December 31, 2016, compared to $138.3 million at December 31, 2015.  At December 31, 2016, $23.5 million of these commitments expire within one year, compared to $51.3 million a year earlier.  At December 31, 2016, the Company had $4.1 million in standby letters of credit compared to $1.8 million at December 31, 2015.  The estimated fair value of these guarantees is not significant.  The Company believes it has the necessary liquidity to honor all commitments.